SUMMARY OF MATERIAL ACCOUNTING POLICIES - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Significant Accounting Policies [Line Items]
Financial liabilities settlement period	60 days
Budgeting and forecast calculation period	5 years
Government grants	$ 187	$ 74	$ 639
Expected loss rates, sales period	36 months
Unused net operating losses	$ 25,947	32,557
Net deferred tax assets	2,605	3,959	2,946	$ 3,136
Increase in unrecognized deferred tax assets, profit and equity	3,022	3,876	$ 3,969
Unused Tax Losses, Expected To Realise	13,305	16,629
Enterprise technology renovation
Disclosure Of Significant Accounting Policies [Line Items]
Government grants	80
Non-current government grants	$ 189
Amortization period of government grant	10 years
Unused tax losses
Disclosure Of Significant Accounting Policies [Line Items]
Net deferred tax assets	$ 2,583	$ 3,220
Bottom of range
Disclosure Of Significant Accounting Policies [Line Items]
Useful life measured as period of time, investment property, cost model	20 years
Bottom of range | Computer software
Disclosure Of Significant Accounting Policies [Line Items]
Useful life measured as period of time, intangible assets other than goodwill	2 years
Top of range
Disclosure Of Significant Accounting Policies [Line Items]
Useful life measured as period of time, investment property, cost model	40 years
Ownership percentage with voting right	20.00%
Top of range | Computer software
Disclosure Of Significant Accounting Policies [Line Items]
Useful life measured as period of time, intangible assets other than goodwill	10 years